Annual Total Returns - Templeton World Fund [BarChart] - Templeton World Fund-28 - Templeton World Fund - Class A	Sep. 30, 2021
Bar Chart Table:
Annual Return 2010	7.99%
Annual Return 2011	(5.49%)
Annual Return 2012	19.40%
Annual Return 2013	29.89%
Annual Return 2014	(3.16%)
Annual Return 2015	(6.09%)
Annual Return 2016	12.50%
Annual Return 2017	12.87%
Annual Return 2018	(11.75%)
Annual Return 2019	16.12%